Other assets	12 Months Ended
Dec. 31, 2012
Other assets

16    Other assets

(in millions of Canadian dollars)	2012	2011
Unamortized fees on long-term debt	$45	$47
Contracted customer incentives	8	11
Long-term materials	18	11
Prepaid leases	9	10
Other	61	64

Total other assets	$141	$143

Fees on long-term debt and contracted customer incentives are amortized to income over the term of the related debt and over the term of the related revenue contract, respectively.